Quarterly Holdings Report
for
Fidelity® Enhanced U.S. All-Cap Equity ETF
September 30, 2025
EUE-NPRT1-1125
1.9916462.100
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (a)	330	3,647
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (a)	755	3,155
TOTAL CANADA		6,802
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	44	5,340
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	280	3,335
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	3	1,094
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	230	9,074
UNITED STATES - 99.3%
Communication Services - 9.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc	1,041	29,398
Bandwidth Inc Class A (a)	202	3,367
IDT Corp Class B	47	2,459
		35,224
Entertainment - 3.2%
Eventbrite Inc Class A (a)	1,264	3,185
Netflix Inc (a)	84	100,709
Playtika Holding Corp	572	2,225
ROBLOX Corp Class A (a)	303	41,972
Roku Inc Class A (a)	70	7,009
Walt Disney Co/The	596	68,242
		223,342
Interactive Media & Services - 5.3%
Alphabet Inc Class A	636	154,612
Alphabet Inc Class C	323	78,666
Meta Platforms Inc Class A	178	130,720
Vimeo Inc Class A (a)	467	3,619
Yelp Inc Class A (a)	115	3,588
		371,205
Media - 0.6%
Comcast Corp Class A	1,098	34,500
DoubleVerify Holdings Inc (a)	284	3,402
New York Times Co/The Class A	50	2,870
NIQ Global Intelligence Plc	226	3,548
		44,320
TOTAL COMMUNICATION SERVICES		674,091

Consumer Discretionary - 12.9%
Automobile Components - 0.1%
BorgWarner Inc	119	5,231
Phinia Inc	65	3,736
		8,967
Automobiles - 3.4%
Ford Motor Co	2,103	25,152
General Motors Co	519	31,643
Tesla Inc (a)	407	181,001
		237,796
Broadline Retail - 2.7%
Amazon.com Inc (a)	841	184,658
Groupon Inc (a)	159	3,713
		188,371
Diversified Consumer Services - 0.3%
ADT Inc	436	3,798
Coursera Inc (a)	321	3,759
Duolingo Inc Class A (a)	20	6,437
Udemy Inc (a)	484	3,392
Universal Technical Institute Inc (a)	112	3,646
		21,032
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (a)	310	3,432
Airbnb Inc Class A (a)	231	28,048
Booking Holdings Inc	2	10,799
Brinker International Inc (a)	23	2,913
Carnival Corp (a)	285	8,239
Churchill Downs Inc	37	3,589
DoorDash Inc Class A (a)	135	36,719
DraftKings Inc Class A (a)	263	9,836
Expedia Group Inc Class A	66	14,108
Global Business Travel Group I Class A (a)	448	3,620
Las Vegas Sands Corp	176	9,467
Life Time Group Holdings Inc (a)	115	3,173
Light & Wonder Inc Class A (a)	50	4,197
Monarch Casino & Resort Inc	34	3,599
Wendy's Co/The	393	3,600
		145,339
Household Durables - 0.5%
Cavco Industries Inc (a)	5	2,904
Cricut Inc Class A	524	3,296
Flexsteel Industries Inc	10	463
Garmin Ltd	89	21,914
M/I Homes Inc (a)	27	3,900
Sonos Inc (a)	237	3,745
Toll Brothers Inc	15	2,071
		38,293
Leisure Products - 0.1%
Hasbro Inc	72	5,461
Peloton Interactive Inc Class A (a)	457	4,113
		9,574
Specialty Retail - 3.3%
Abercrombie & Fitch Co Class A (a)	42	3,593
AutoNation Inc (a)	17	3,719
Bath & Body Works Inc	121	3,117
Carvana Co Class A (a)	66	24,898
Chewy Inc Class A (a)	114	4,611
Citi Trends Inc (a)	91	2,824
Five Below Inc (a)	31	4,796
Gap Inc/The	172	3,679
Home Depot Inc/The	221	89,548
Petco Health & Wellness Co Inc Class A (a)	985	3,812
Stitch Fix Inc Class A (a)	643	2,797
ThredUp Inc Class A (a)	351	3,317
TJX Cos Inc/The	447	64,609
Ulta Beauty Inc (a)	24	13,122
Upbound Group Inc	140	3,308
Urban Outfitters Inc (a)	47	3,357
		235,107
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd (a)	129	3,433
Ralph Lauren Corp Class A	21	6,585
Tapestry Inc	112	12,681
Wolverine World Wide Inc	117	3,210
		25,909
TOTAL CONSUMER DISCRETIONARY		910,388

Consumer Staples - 2.7%
Beverages - 0.2%
Keurig Dr Pepper Inc	299	7,627
PepsiCo Inc	50	7,022
		14,649
Consumer Staples Distribution & Retail - 1.4%
Casey's General Stores Inc	6	3,392
United Natural Foods Inc (a)	45	1,692
Village Super Market Inc Class A	82	3,064
Walmart Inc	893	92,033
		100,181
Food Products - 0.3%
Cal-Maine Foods Inc	36	3,388
Calavo Growers Inc	123	3,166
Hain Celestial Group Inc (a)	1,864	2,944
Tyson Foods Inc Class A	152	8,254
Utz Brands Inc Class A	250	3,038
		20,790
Household Products - 0.7%
Church & Dwight Co Inc	135	11,830
Colgate-Palmolive Co	440	35,174
		47,004
Personal Care Products - 0.1%
Honest Co Inc/The (a)	594	2,186
Nature's Sunshine Products Inc (a)	212	3,290
		5,476
TOTAL CONSUMER STAPLES		188,100

Energy - 2.6%
Energy Equipment & Services - 0.1%
Archrock Inc	153	4,026
Oil States International Inc (a)	590	3,575
Ranger Energy Services Inc Class A	206	2,892
		10,493
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp	211	4,102
Cheniere Energy Inc	118	27,728
Devon Energy Corp	336	11,780
DT Midstream Inc	56	6,331
Excelerate Energy Inc Class A	152	3,828
Expand Energy Corp	120	12,749
Exxon Mobil Corp	74	8,344
Kinder Morgan Inc	805	22,790
Marathon Petroleum Corp	168	32,380
Targa Resources Corp	25	4,189
Williams Cos Inc/The	666	42,191
		176,412
TOTAL ENERGY		186,905

Financials - 13.6%
Banks - 1.5%
Arrow Financial Corp	116	3,283
Bank7 Corp	70	3,239
Byline Bancorp Inc	124	3,439
Community Trust Bancorp Inc	60	3,357
First Business Financial Services Inc	66	3,383
First Commonwealth Financial Corp	212	3,615
Heritage Commerce Corp	318	3,158
Hilltop Holdings Inc	102	3,409
JPMorgan Chase & Co	147	46,368
Live Oak Bancshares Inc	93	3,275
Northwest Bancshares Inc	271	3,358
Origin Bancorp Inc	68	2,346
Pinnacle Financial Partners Inc	45	4,221
Simmons First National Corp Class A	186	3,566
SmartFinancial Inc	94	3,359
Third Coast Bancshares Inc (a)	86	3,265
TrustCo Bank Corp NY	89	3,231
Unity Bancorp Inc	16	781
WesBanco Inc	102	3,257
		103,910
Capital Markets - 4.5%
Acadian Asset Management Inc	74	3,564
Ameriprise Financial Inc	52	25,545
Bank of New York Mellon Corp/The	387	42,168
Charles Schwab Corp/The	664	63,392
CME Group Inc Class A	139	37,556
Goldman Sachs Group Inc/The	81	64,504
Janus Henderson Group PLC	94	4,184
Morgan Stanley	246	39,104
Morningstar Inc	12	2,783
Robinhood Markets Inc Class A (a)	39	5,584
SEI Investments Co	56	4,752
State Street Corp	156	18,098
Tradeweb Markets Inc Class A	62	6,881
		318,115
Consumer Finance - 1.3%
Bread Financial Holdings Inc	56	3,123
Capital One Financial Corp	254	53,996
Dave Inc Class A (a)	14	2,791
Encore Capital Group Inc (a)	85	3,548
Enova International Inc (a)	31	3,568
NerdWallet Inc Class A (a)	336	3,615
PROG Holdings Inc	100	3,236
Synchrony Financial	204	14,494
		88,371
Financial Services - 3.7%
Berkshire Hathaway Inc Class B (a)	110	55,301
Compass Diversified Holdings	474	3,138
Euronet Worldwide Inc (a)	44	3,864
Fiserv Inc (a)	295	38,034
Flywire Corp (a)	291	3,940
Global Payments Inc	132	10,967
Mastercard Inc Class A	132	75,083
NMI Holdings Inc (a)	90	3,451
PayPal Holdings Inc (a)	527	35,341
Remitly Global Inc (a)	219	3,570
Toast Inc Class A (a)	246	8,981
Velocity Financial Inc (a)	181	3,283
Visa Inc Class A	53	18,093
		263,046
Insurance - 2.5%
Allstate Corp/The	142	30,480
Assurant Inc	28	6,065
Globe Life Inc	26	3,717
HCI Group Inc	21	4,031
Heritage Insurance Holdings Inc (a)	144	3,626
Horace Mann Educators Corp	83	3,749
Kingstone Cos Inc	212	3,116
Marsh & McLennan Cos Inc	268	54,010
Progressive Corp/The	251	61,985
Selective Insurance Group Inc	18	1,459
United Fire Group Inc	112	3,407
Universal Insurance Holdings Inc	137	3,603
		179,248
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Angel Oak Mortgage REIT Inc	94	880
Rithm Capital Corp	343	3,907
		4,787
TOTAL FINANCIALS		957,477

Health Care - 10.3%
Biotechnology - 4.7%
AbbVie Inc	415	96,089
ACADIA Pharmaceuticals Inc (a)	177	3,777
Akebia Therapeutics Inc (a)	821	2,241
Alkermes PLC (a)	124	3,720
Alnylam Pharmaceuticals Inc (a)	68	31,008
BioCryst Pharmaceuticals Inc (a)	488	3,704
Biogen Inc (a)	80	11,206
BioMarin Pharmaceutical Inc (a)	100	5,416
Black Diamond Therapeutics Inc (a)	395	1,497
Catalyst Pharmaceuticals Inc (a)	170	3,349
Exact Sciences Corp (a)	101	5,526
Exelixis Inc (a)	150	6,195
Gilead Sciences Inc	544	60,384
Incyte Corp (a)	84	7,124
Madrigal Pharmaceuticals Inc (a)	10	4,587
MiMedx Group Inc (a)	481	3,357
Myriad Genetics Inc (a)	461	3,333
Natera Inc (a)	71	11,429
Neurocrine Biosciences Inc (a)	53	7,440
PTC Therapeutics Inc (a)	11	675
Puma Biotechnology Inc (a)	697	3,701
Rigel Pharmaceuticals Inc (a)	117	3,315
Vertex Pharmaceuticals Inc (a)	140	54,830
		333,903
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp (a)	11	1,074
Electromed Inc (a)	38	933
Inogen Inc (a)	416	3,399
Insulet Corp (a)	38	11,732
LivaNova PLC (a)	69	3,614
Omnicell Inc (a)	110	3,350
Orthofix Medical Inc (a)	238	3,484
Surmodics Inc (a)	92	2,750
Tactile Systems Technology Inc (a)	173	2,394
		32,730
Health Care Providers & Services - 1.1%
Elevance Health Inc	123	39,745
Enhabit Inc (a)	43	344
GeneDx Holdings Corp Class A (a)	28	3,017
HealthEquity Inc (a)	46	4,359
Humana Inc	65	16,911
Option Care Health Inc (a)	136	3,775
Pediatrix Medical Group Inc (a)	220	3,685
Privia Health Group Inc (a)	160	3,984
Talkspace Inc Class A (a)	841	2,321
		78,141
Health Care Technology - 0.5%
HealthStream Inc	115	3,248
Phreesia Inc (a)	154	3,622
TruBridge Inc (a)	173	3,489
Veeva Systems Inc Class A (a)	81	24,131
		34,490
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (a)	321	3,752
Adaptive Biotechnologies Corp (a)	282	4,219
Charles River Laboratories International Inc (a)	8	1,251
Illumina Inc (a)	86	8,167
Medpace Holdings Inc (a)	12	6,170
Niagen Bioscience Inc (a)	230	2,146
		25,705
Pharmaceuticals - 3.1%
Amneal Intermediate Inc Class A (a)	380	3,804
ANI Pharmaceuticals Inc (a)	40	3,664
Bristol-Myers Squibb Co	1,111	50,106
Eli Lilly & Co	43	32,809
Harmony Biosciences Holdings Inc (a)	135	3,721
Jazz Pharmaceuticals PLC (a)	34	4,481
Johnson & Johnson	7	1,298
Merck & Co Inc	856	71,844
Pacira BioSciences Inc (a)	143	3,685
Pfizer Inc	1,264	32,207
Phibro Animal Health Corp Class A	94	3,803
Supernus Pharmaceuticals Inc (a)	80	3,823
Viatris Inc	650	6,435
		221,680
TOTAL HEALTH CARE		726,649

Industrials - 10.7%
Aerospace & Defense - 1.7%
Axon Enterprise Inc (a)	41	29,423
Curtiss-Wright Corp	20	10,859
Ducommun Inc (a)	40	3,845
GE Aerospace	70	21,057
HEICO Corp	10	3,228
Howmet Aerospace Inc	215	42,190
Textron Inc	97	8,196
V2X Inc (a)	58	3,369
		122,167
Building Products - 1.0%
A O Smith Corp	62	4,551
Apogee Enterprises Inc	78	3,398
Armstrong World Industries Inc	23	4,508
AZZ Inc	33	3,601
Griffon Corp	45	3,427
Johnson Controls International plc	355	39,033
Resideo Technologies Inc (a)	104	4,491
Trane Technologies PLC	17	7,173
		70,182
Commercial Services & Supplies - 0.8%
Cintas Corp	188	38,589
CoreCivic Inc (a)	140	2,849
Healthcare Services Group Inc (a)	217	3,652
Interface Inc	136	3,936
OPENLANE Inc (a)	129	3,713
Republic Services Inc	12	2,753
Vestis Corp	724	3,280
		58,772
Construction & Engineering - 0.7%
Arcosa Inc	42	3,936
Argan Inc	15	4,051
Comfort Systems USA Inc	19	15,678
EMCOR Group Inc	24	15,589
MYR Group Inc (a)	18	3,744
Tutor Perini Corp (a)	62	4,067
Valmont Industries Inc	11	4,265
		51,330
Electrical Equipment - 2.0%
Acuity Inc	17	5,855
Allient Inc	80	3,580
AMETEK Inc	125	23,500
Atkore Inc	46	2,885
Eaton Corp PLC	169	63,248
EnerSys	37	4,180
LSI Industries Inc	150	3,542
nVent Electric PLC	90	8,878
Rockwell Automation Inc	61	21,321
Sensata Technologies Holding PLC	126	3,849
		140,838
Ground Transportation - 2.5%
CSX Corp	1,023	36,327
Lyft Inc Class A (a)	217	4,776
Uber Technologies Inc (a)	686	67,208
Union Pacific Corp	247	58,383
		166,694
Machinery - 0.5%
Allison Transmission Holdings Inc	51	4,329
Astec Industries Inc	74	3,562
Flowserve Corp	75	3,986
Franklin Electric Co Inc	39	3,713
Gates Industrial Corp PLC (a)	160	3,971
Hillman Solutions Corp Class A (a)	310	2,845
Hyster-Yale Inc Class A	95	3,501
Proto Labs Inc (a)	72	3,602
SPX Technologies Inc (a)	24	4,483
Worthington Enterprises Inc	69	3,829
		37,821
Passenger Airlines - 0.1%
SkyWest Inc (a)	36	3,622
United Airlines Holdings Inc (a)	35	3,378
		7,000
Professional Services - 0.6%
Heidrick & Struggles International Inc	74	3,683
IBEX Holdings Ltd (a)	90	3,647
Legalzoom.com Inc (a)	319	3,311
Leidos Holdings Inc	70	13,227
Paylocity Holding Corp (a)	25	3,982
Planet Labs PBC Class A (a)	317	4,115
SS&C Technologies Holdings Inc	116	10,296
Willdan Group Inc (a)	30	2,900
		45,161
Trading Companies & Distributors - 0.8%
DNOW Inc (a)	239	3,645
DXP Enterprises Inc/TX (a)	31	3,691
FTAI Aviation Ltd	55	9,177
Global Industrial Co	97	3,557
Karat Packaging Inc	130	3,277
McGrath RentCorp	30	3,519
MSC Industrial Direct Co Inc Class A	43	3,962
Rush Enterprises Inc Class A	36	1,925
Rush Enterprises Inc Class B	31	1,780
WW Grainger Inc	24	22,872
		57,405
TOTAL INDUSTRIALS		757,370

Information Technology - 31.1%
Communications Equipment - 0.1%
ADTRAN Holdings Inc (a)	401	3,762
Extreme Networks Inc (a)	176	3,634
		7,396
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	21	2,599
Arlo Technologies Inc (a)	197	3,339
Daktronics Inc (a)	169	3,535
Itron Inc (a)	27	3,363
Littelfuse Inc	16	4,145
Plexus Corp (a)	26	3,762
ScanSource Inc (a)	80	3,519
		24,262
IT Services - 0.4%
Akamai Technologies Inc (a)	78	5,909
Backblaze Inc Class A (a)	339	3,146
Commerce.com Inc (a)	702	3,503
GoDaddy Inc Class A (a)	75	10,262
Okta Inc Class A (a)	90	8,253
		31,073
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices Inc (a)	443	71,673
Ambarella Inc (a)	47	3,878
Analog Devices Inc	57	14,005
Broadcom Inc	645	212,792
Cirrus Logic Inc (a)	35	4,385
Credo Technology Group Holding Ltd (a)	76	11,066
KLA Corp	41	44,223
Lam Research Corp	342	45,794
MACOM Technology Solutions Holdings Inc (a)	32	3,984
Micron Technology Inc	398	66,593
NVIDIA Corp	2,813	524,850
PDF Solutions Inc (a)	39	1,007
Qorvo Inc (a)	48	4,372
QUALCOMM Inc	394	65,546
		1,074,168
Software - 9.8%
8x8 Inc (a)	1,553	3,292
ACI Worldwide Inc (a)	82	4,327
Adobe Inc (a)	175	61,731
Alarm.com Holdings Inc (a)	54	2,866
Asana Inc Class A (a)	267	3,567
Cadence Design Systems Inc (a)	2	703
Docusign Inc (a)	110	7,930
Domo Inc Class B (a)	220	3,485
Fortinet Inc (a)	299	25,140
Freshworks Inc Class A (a)	306	3,602
HubSpot Inc (a)	27	12,631
Intapp Inc (a)	85	3,477
LiveRamp Holdings Inc (a)	132	3,582
Manhattan Associates Inc (a)	32	6,559
Microsoft Corp	716	370,852
Ooma Inc (a)	264	3,165
Oracle Corp	20	5,625
PagerDuty Inc (a)	224	3,700
Palantir Technologies Inc Class A (a)	3	547
Progress Software Corp (a)	87	3,822
Q2 Holdings Inc (a)	40	2,896
Rapid7 Inc (a)	184	3,450
Red Violet Inc	71	3,710
RingCentral Inc Class A (a)	122	3,457
Salesforce Inc	291	68,967
Servicenow Inc (a)	26	23,927
Sprout Social Inc Class A (a)	255	3,295
Tenable Holdings Inc (a)	122	3,558
Teradata Corp (a)	169	3,635
Workday Inc Class A (a)	116	27,925
Xperi Inc (a)	376	2,436
Yext Inc (a)	407	3,468
Zoom Communications Inc Class A (a)	141	11,633
		692,960
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	1,414	360,047
Diebold Nixdorf Inc (a)	64	3,650
Immersion Corp	374	2,745
		366,442
TOTAL INFORMATION TECHNOLOGY		2,196,301

Materials - 3.6%
Chemicals - 1.6%
Balchem Corp	21	3,151
Corteva Inc	368	24,888
DuPont de Nemours Inc	42	3,272
Ecolab Inc	137	37,519
Ingevity Corp (a)	65	3,587
Innospec Inc	14	1,080
International Flavors & Fragrances Inc	140	8,616
Koppers Holdings Inc	101	2,828
Linde PLC	51	24,225
Mativ Holdings Inc	318	3,597
Minerals Technologies Inc	60	3,727
		116,490
Construction Materials - 0.7%
CRH PLC	370	44,363
United States Lime & Minerals Inc	28	3,683
		48,046
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	984	3,926
O-I Glass Inc (a)	232	3,009
		6,935
Metals & Mining - 1.2%
Carpenter Technology Corp	26	6,384
Coeur Mining Inc (a)	353	6,622
Commercial Metals Co	70	4,010
Hecla Mining Co	371	4,489
Materion Corp	32	3,866
Newmont Corp	603	50,839
Olympic Steel Inc	118	3,593
SunCoke Energy Inc	366	2,987
		82,790
TOTAL MATERIALS		254,261

Real Estate - 1.9%
Health Care REITs - 1.1%
CareTrust REIT Inc	123	4,266
Healthpeak Properties Inc	380	7,277
LTC Properties Inc	96	3,539
Welltower Inc	336	59,855
		74,937
Office REITs - 0.0%
Postal Realty Trust Inc Class A	226	3,546
Real Estate Management & Development - 0.6%
CBRE Group Inc Class A (a)	162	25,525
Compass Inc Class A (a)	490	3,935
Cushman & Wakefield PLC (a)	239	3,805
Newmark Group Inc Class A	216	4,028
RE/MAX Holdings Inc Class A (a)	357	3,366
		40,659
Retail REITs - 0.1%
Brixmor Property Group Inc	160	4,429
Phillips Edison & Co Inc	96	3,295
		7,724
Specialized REITs - 0.1%
Equinix Inc	10	7,832
TOTAL REAL ESTATE		134,698

Utilities - 0.4%
Electric Utilities - 0.0%
NRG Energy Inc	11	1,781
PG&E Corp	23	347
		2,128
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	50	3,917
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	350	4,607
Hallador Energy Co (a)	188	3,679
		8,286
Multi-Utilities - 0.1%
Avista Corp	101	3,819
Black Hills Corp	4	246
Unitil Corp	79	3,781
		7,846
Water Utilities - 0.0%
Consolidated Water Co Ltd	73	2,575
TOTAL UTILITIES		24,752

TOTAL UNITED STATES		7,010,992
TOTAL COMMON STOCKS (Cost $6,253,457)		7,036,637

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $6,253,457)	7,036,637
NET OTHER ASSETS (LIABILITIES) - 0.4%	27,604
NET ASSETS - 100.0%	7,064,241

Legend

(a)	Non-income producing.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	718,489	718,489	159	-	-	-	-	0.0%
Total	-	718,489	718,489	159	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.